Events after the Reporting Period	12 Months Ended
Dec. 31, 2023
Events After Reporting Period [Abstract]
Events after the Reporting Period	Events after the reporting period
The following events regarding the Telefónica Group took place between December 31, 2023 and the date of authorization for issue of the accompanying consolidated financial statements:

•On January 3, 2024, certain subsidiaries of Telefónica Spain endorsed the agreement reached on December 28, 2023 with the most representative trade unions to (i) sign the III Collective Bargaining Agreement, which runs until December 31, 2026 and can be extended for a further year; and (ii) agreed execution of collective redundancies plan up to a total of 3,420 employees (the "Collective Redundancies Plan"). Employees turning 56 years or older in 2024 and with a seniority of more than 15 years can adhere to the Collective Redundancies Plan. However, targets have been established that may result in limits on joining in critical areas or additional redundancies based on business reasons. The present value of the Collective Redundancies Plan is estimated in a provision of 1,320 million euros (before taxes), recorded as of December 31, 2023 under "Personnel expenses" (see Note 24.a to the Consolidated Financial Statements), with no cash impact as of such date.
•On January 13, 2024, the second annual extension of the sustainability-linked syndicated loan facility for 5,500 million euros of Telefónica, S.A. was exercised. The new expiration date is January 13, 2029.
•On January 17, 2024, Telefónica, S.A., through its wholly-owned subsidiary Telefónica Emisiones, S.A.U. launched under the EMTN Programme a new issuance of notes guaranteed by Telefónica, S.A. in an aggregate principal amount of 1,750 million euros. This issue was split into two tranches. The first tranche, with an aggregate principal amount of 1,000 million euros, due on January 24, 2032, pays an annual coupon of 3.698% and was issued at par. The second tranche, with an aggregate principal amount of 750 million euros, due on January 24, 2036, pays an annual coupon of 4.055% and was also issued at par. The settlement of the transaction took place on January 24, 2024. An amount equivalent to the net proceeds will be allocated towards eligible investments in accordance with Telefónica's 2023 Sustainable Financing Framework, including the transformation and modernization of telecommunications networks based on high-speed fixed and mobile networks, including supporting infrastructure and software to improve the energy efficiency of the networks, as well as the implementation of Telefónica's Renewable Energy Plan, and development and implementation of digital products and services with a focus on saving energy and/or natural resources.
•On January 19, 2024, Telefónica Audiovisual Digital, S.L.U. was awarded exclusive broadcasting rights for five matches per matchday of the Spanish First Division Football League National Championship for pay television in the residential market in Spain. Telefónica Audiovisual will have first pick on 18 matchdays and second pick on 17 matchdays (or the applicable portion for the 2024/2025 season), including the second match of the season between Real Madrid and Barcelona. In addition, it has been awarded exclusive broadcasting rights of one matchday for the 2024/2025 season and three matchdays in the remaining seasons. The award covers the 2024/2025 season, beginning January 20, 2025, as well as the 2025/2026 and 2026/2027 seasons. The price has been set at 250 million euros for the 2024/2025 season and 520 million euros for each of the 2025/2026 and 2026/2027 seasons (see Note 29.c).
•On January 22, 2024, regarding the voluntary public acquisition offer in the form of a partial offer (the “Offer”) launched by Telefónica —through Telefónica Local Services GmbH— for shares of Telefónica Deutschland Holding AG (“Telefónica Deutschland”) announced on November 2023, the Company reported that following the expiry of the acceptance period that the Offer has been accepted by shareholders holding 233,732,773 Telefónica Deutschland shares, representing approximately 7.86% of its share capital and voting rights, for an approximate amount of 549 million euros. In addition, Telefónica has made direct market purchases, from January 1, 2024 to January 26, 2024, for a total of 113,999,566 shares of the aforementioned subsidiary, for an approximate amount of 268 million euros. Thus, as of January 26, 2024 Telefónica owns, directly and indirectly, 2,799,576,769 shares which represent 94.12% of the share capital and voting rights of Telefónica Deutschland.
•On February 5, 2024, Telefónica Emisiones, S.A.U. redeemed 1,000 million euros of its notes issued on February 5, 2019. These notes were guaranteed by Telefónica, S.A.